Employee Benefit Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Benefit Plans [Abstract]
Contributions by employer	¥ 35,947	¥ 20,339	¥ 15,242